Stock Options (Tables)	6 Months Ended
Dec. 31, 2022
Stock Options
Schedule of fair value of our stock options for the years
	Six months ended December 31,		Year ended June 30,
	2022	2021 (unaudited)	2022	2021
Expected term (in years)	-	10	10	10
Risk-free interest rate	-	1.42%	1.91%	1.40%
Expected volatility	-	72%	72%	66%
Dividend rate	-	0	0	0

Option activity
	Six months ended December 31,				Year Ending
	2022		2021 (unaudited)		June 30, 2022		June 30, 2021
Shares under option:	Shares	Weighted-Average Exercie Price	Shares	Weighted-Average Exercie Price	Shares	Weighted-Average Exercie Price	Shares	Weighted-Average Exercie Price
Outstanding, beginning	1,158,644	$8.40	1,180,757	$8.73	1,180,757	$8.73	96,586	$4.35
Granted	-	-	60,000	5.85	120,000	5.78	1,094,171	9.07
Exercised	-	-	-	-	-	-	(1,000)	3.05
Forfeited	(42,834)	8.33	(56,000)	10	(142,113)	8.98	(9,000)	3.11
Outstanding, end	1,115,810	$8.40	1,184,757	$8.53	1,158,644	$8.40	1,180,757	$8.73

Options exercisable end of the period	632,175	$8.30	339,743	$7.77	567,594	$8.13	296,821	$7.69
Weighted average fair value per share of options granted during the period		$0.00		$4.48		$4.43		$7.25
NonVested Shares under option:	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding, beginning	591,050	$6.75	970,082	$7.16	970,082	$7.16	44,352	$3.96
Granted	-	-	60,000	4.48	120,000	4.43	1,094,171	7.25
Vested	(106,248)	6.73	(129,068)	6.85	(356,919)	7.17	(168,441)	6.88
Forfeited	(1,167)	4.48	(56,000)	7.31	(142,113)	6.53	-	0
Outstanding, end	483,635	$6.76	845,014	$7.01	591,050	$6.75	970,082	$7.16
	Six months ended December 31,
	2022			2021 (unaudited)
	Shares	Weighted-Average Exercise price	Weighted-Average Remaining Contractual term	Shares	Weighted-Average Exercise price	Weighted-Average Remaining Contractual term
Vested Shares under option:	632,175	$8.30	7.30	339,743	$7.77	7.88
	Year Ending June 30,
	2022			2021
	Shares	Weighted-Average Exercise price	Weighted-Average Remaining Contractual term	Shares	Weighted-Average Exercise price	Weighted-Average Remaining Contractual term
Vested Shares under option:	567,594	$8.13	7.73	296,821	$7.69	8.55

Options outstanding
	As of December 31, 2022 Options Outstanding			As of December 31, 2022 Exercisable
Range Exercise Price	Number Outstanding	Remaining Contractual Life (Years)	Average Excersie Price	Number Outstanding	Average Excersie Price

$5.35 - $ 11.30	1,055,105	7.85	$8.69	571,470	$8.82
$2.91 - $ 4.65	60,705	4.00	$3.36	60,705	$3.36
	1,115,810			632,175

	As of June 30, 2022 Options Outstanding			As of June 30, 2022 Exercisable
Range Exercise Price	Number Outstanding	Remaining Contractual Life (Years)	Average Excersie Price	Number Outstanding	Average Excersie Price

$5.35 - $ 11.30	1,097,939	8.34	$8.68	506,889	$8.70
$2.91 - $ 4.65	60,705	4.51	$3.37	60,705	$3.37
	1,158,644			567,594

	As of June 30, 2021 Options Outstanding			As of June 30, 2021 Exercisable
Range Exercise Price	Number Outstanding	Remaining Contractual Life (Years)	Average Excersie Price	Number Outstanding	Average Excersie Price

$5.35 - $ 11.30	1,120,052	9.35	$9.03	238,351	$8.76
$2.91 - $ 4.65	60,705	5.28	$3.36	58,470	$3.32
	1,180,757			296,821